Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2015
Significant Accounting Policies [Abstract]
Schedule of derivative liabilities under the fair value hierarchy
	June 30, 2015
	(as restated)
Liability	Level 1	Level 2	Level 3
Derivative liability	-	2,364,381	-

	June 30, 2014
	(as restated)
Liability	Level 1	Level 2	Level 3
Derivative liability	-	5,111,007	-